401(K) Retirement Savings Plan (Details) - Predecessor [Member] - USD ($)	1 Months Ended	2 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
401(K) Retirement Savings Plan [Line Items]
Predecessor contributions	$ 8,657	$ 7,956	$ 44,077	$ 63,344
Board of Directors [Member]
401(K) Retirement Savings Plan [Line Items]
Predecessor contributions	$ 4,685